Exhibit 99.1

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/24/2012	SERIES 2012-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

Class A-1	36163A AA2	0.26000%	201,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-2	36163A AC8	0.47000%	182,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-3	36163A AD6	0.62000%	214,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-4	36163A AE4	0.81000%	62,958,000.00	9,132,933.11	9,132,933.11	6,164.73	9,139,097.84	0.00
Class B	36163A AF1	0.97000%	29,774,000.00	29,774,000.00	29,774,000.00	24,067.32	29,798,067.32	0.00
Class C	36163A AG9	1.31000%	24,932,000.00	24,932,000.00	24,932,000.00	27,217.43	24,959,217.43	0.00
TOTALS			714,664,000.00	63,838,933.11	63,838,933.11	57,449.48	63,896,382.59	0.00

Factor Information per $1,000 of Original Face Value

		Beginning				Ending Principal
Class	CUSIP	Principal Factor	Principal	Interest	Total	Factor

Class A-1	36163A AA2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-2	36163A AC8	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-3	36163A AD6	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-4	36163A AE4	145.0639015	0.0000000	0.0979181	0.0979181	0.0000000
Class B	36163A AF1	1000.0000000	0.0000000	0.8083334	0.8083334	0.0000000
Class C	36163A AG9	1000.0000000	1000.0000000	1.0916665	1,001.0916665	0.0000000
TOTALS		89.3271987	34.8863242	0.0803867	34.9667109	0.0000000

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.1089231
Servicing Advances	0.0000000
Administration Fees	0.0003498

1

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/24/2012	SERIES 2012-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Funding of the Collection Account

(i)	Principal Payments Received on Loans	8,676,291.61

(ii)	Interest Payments Received on Loans	604,312.58

(iii)	Recoveries	1,562.05

(iv)	Purchase Amount of Loans that became a Purchased Loan during the related Collection Period pursuant to the Loan Purchase and Sale Agreement	118,768,176.49

(v)	Investment Earnings	1,327.39

(vi)	Servicing Advances	0.00

(vii)	Available Amounts	128,051,670.12

(viii)	Draws on the Reserve Account	0.00

(ix)	Total Cash Available in the Collection Account	128,051,670.12

2

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/24/2012	SERIES 2012-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Account		128,051,670.12

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	77,843.45
	Total amount due	77,843.45
	Total amount paid	77,843.45
	Closing accrued but unpaid	0.00

	Total Servicing Fee Paid		77,843.45

(iii)	Reimbursement of Servicing Advances		0.00

	Total of Permitted Withdrawals		77,843.45

	Total funds in the Note Distribution Account available for distribution		127,973,826.67

3

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/24/2012	SERIES 2012-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	500.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	6,164.73

4.	Class A Note Principal where Class A Note balance exceeds Pool Balance	0.00

5.	Class B Note Interest Payment	24,067.32

6.	Class A & B Note Principal where Class A & B Note balance exceeds Pool Balance	0.00

7.	Class C Note Interest Payment	27,217.43

8.	Principal Payments on the Notes
	(i) Class A Note Principal	9,132,933.11
	(ii) Class B Note Principal	29,774,000.00
	(iii) Class C Note Principal	24,932,000.00

9.	50% of Excess Spread Amount as Principal on Notes	0.00

10.	Deposit to the Reserve Account, if any	0.00

11.	Previously unpaid trustee fees and expenses	0.00

12.	Released to Issuer	64,076,694.08

4

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/24/2012	SERIES 2012-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	0.00
Interest Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	0.00
Interest Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	6,164.73
Interest Paid	6,164.73
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	24,067.32
Interest Paid	24,067.32
Cumulative Interest Shortfall Amount	0.00

Class C Interest Payment Amount

Interest Payment Due	27,217.43
Interest Paid	27,217.43
Cumulative Interest Shortfall Amount	0.00

5

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/24/2012	SERIES 2012-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	0.00
Class A-1 Principal Paid	0.00
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Excess Spread Amount Paid	0.00
Class A-1 Total Principal Payment Amount		0.00

Class A-2 Principal Payment Amount
Class A-2 Principal Due	0.00
Class A-2 Principal Paid	0.00
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Excess Spread Amount Paid	0.00
Class A-2 Total Principal Payment Amount		0.00

Class A-3 Principal Payment Amount
Class A-3 Principal Due	0.00
Class A-3 Principal Paid	0.00
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Excess Spread Amount Paid	0.00
Class A-3 Total Principal Payment Amount		0.00

Class A-4 Principal Payment Amount
Class A-4 Principal Due	9,132,933.11
Class A-4 Principal Paid	9,132,933.11
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Excess Spread Amount Paid	0.00
Class A-4 Total Principal Payment Amount		9,132,933.11

Class B Principal Payment Amount
Class B Principal Due	29,774,000.00
Class B Principal Paid	29,774,000.00
Class B Reallocated Principal Paid	0.00
Class B Excess Spread Amount Paid	0.00
Class B Total Principal Payment Amount		29,774,000.00

Class C Principal Payment Amount
Class C Principal Due	24,932,000.00
Class C Principal Paid	24,932,000.00
Class C Excess Spread Amount Paid	0.00
Class C Total Principal Payment Amount		24,932,000.00

6

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/24/2012	SERIES 2012-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		9,305,514.52	N/A	1.25%

Required Reserve Account Amount

Initial Pool Balance	744,441,161.80

Required Reserve Account Amount		14,888,823.24	N/A	2.00%

Opening Reserve Account Balance		14,888,823.24	N/A	2.00%
Withdrawals from the Reserve Account		0.00	N/A	0.00%
Available Reserve Account Amount		14,888,823.24	N/A	2.00%

Deposits to the Reserve Account		0.00	N/A	0.00%

Releases from the Reserve Account		14,888,823.24	N/A	2.00%

Ending Reserve Account Balance		0.00	N/A	0.00%

Ending Reserve Account Deficiency		0.00	N/A	0.00%

Please note Reserve Account Investment Earnings of 1,291.29 have been deposited into Collections

7

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/24/2012	SERIES 2012-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Collateral Activity

Beginning Aggregate Loan Balance	124,549,524.31	Overcollateralization:
Principal Collections	8,676,291.61	Ending Aggregate Loan Balance	0.00
Gross Charge-offs	216,363.55	Ending Outstanding Principal Balance of Notes	0.00
Purchase Amount	115,642,536.07	Ending Overcollateralization Amount	0.00
Adjustments	14,333.08
Ending Aggregate Loan Balance	0.00

Aging Summary

	Number of Accounts	Aggregate Loan Value
0 - 30 Days Past Due	0	0.00
31 - 60 Days Past Due	0	0.00
61 - 90 Days Past Due	0	0.00
91 - 120 Days Past Due	0	0.00
121 - 150 Days Past Due	0	0.00
151 - 180 Days Past Due	0	0.00
181 or more Days Past Due	0	0.00
Total	0	0.00

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Loans (at the time loans became defaulted)	16,238,601.13	322,388.68	16,560,989.81	2.2246%

Charge-offs	4,650,118.30	216,363.55	4,866,481.85	0.6537%

Recoveries	158,863.04	1,562.05	160,425.09	0.0215%

8

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/24/2012	SERIES 2012-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Historical Detail

Aging Summary

Payment	31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance

12/24/2015	0		0		0		0		0		0		0
		0.00		0.00		0.00		0.00		0.00		0.00		0.00

11/24/2015	44		6		6		5		1		12		74
		1,902,921.61		941,583.65		315,360.43		118,399.14		14,334.34		681,394.66		3,973,993.83

10/26/2015	26		3		6		3		1		11		50
		1,452,408.72		170,324.54		146,049.59		56,685.51		22,969.74		659,571.84		2,508,009.94

09/24/2015	14		36		9		1		3		8		71
		619,480.25		994,081.28		187,562.13		22,969.74		271,456.33		388,498.99		2,484,048.72

08/24/2015	28		3		6		3		5		3		48
		973,338.13		115,870.81		115,872.62		271,456.33		332,577.41		60,171.45		1,869,286.75

07/24/2015	29		13		2		8		2		3		57
		1,437,184.08		714,413.05		127,065.41		600,784.64		132,034.29		100,298.16		3,111,779.63

06/24/2015	27		3		13		3		2		5		53
		1,323,694.53		164,816.49		762,166.87		166,800.21		22,508.59		228,349.63		2,668,336.32

05/26/2015	22		15		4		2		1		9		53
		1,360,464.12		980,211.43		188,895.46		22,890.31		44,805.27		891,163.52		3,488,430.11

04/24/2015	21		11		4		3		0		12		51
		1,330,811.61		539,991.78		74,135.54		116,032.08		0.00		1,260,700.27		3,321,671.28

03/24/2015	52		15		3		1		4		16		91
		2,434,865.42		960,891.16		79,312.44		25,707.46		254,601.06		1,423,746.59		5,179,124.13

02/24/2015	12		22		5		3		3		20		65
		672,981.81		1,063,811.98		200,197.19		157,457.64		163,468.88		1,670,446.69		3,928,364.19

01/26/2015	25		3		6		4		4		26		68
		1,307,657.81		166,755.54		453,408.02		484,982.49		142,012.62		1,659,250.18		4,214,066.66

9

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/24/2012	SERIES 2012-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Historical Detail

Performance Data

Payment	Defaulted			Purchased	Aggregate Loan	Ending	Lifetime
Date	Loans	Charge-offs	Recoveries	Amounts	Value	Overcollateralization	CPR

12/24/2015	16,560,989.81	4,866,481.85	160,425.09	4,289,995.53	0.00	0.00	14.43%

11/24/2015	16,238,601.13	4,650,118.30	158,863.04	4,289,995.53	124,549,524.31	60,710,591.20	14.33%

10/26/2015	16,059,879.68	4,488,623.21	158,663.04	4,289,995.53	134,290,492.01	60,562,264.91	14.17%

09/24/2015	15,978,685.72	4,466,734.45	143,985.34	4,289,995.53	145,166,573.74	60,303,697.37	13.88%

08/24/2015	15,974,047.70	4,480,982.09	143,985.34	4,289,995.53	155,088,765.28	60,103,689.47	13.84%

07/24/2015	15,571,450.50	4,390,661.85	120,019.79	4,289,995.53	165,153,483.93	59,821,531.45	13.87%

06/24/2015	15,421,273.92	4,370,470.48	106,946.17	4,289,995.53	176,655,199.43	59,497,480.24	13.87%

05/26/2015	14,701,705.46	4,183,200.53	105,446.17	4,289,995.53	189,026,208.16	59,222,859.04	13.70%

04/24/2015	14,224,494.79	4,098,252.21	103,846.17	4,289,995.53	199,320,114.35	58,867,722.50	13.96%

- Values above represent cumulative amounts as of the corresponding Payment Date

10

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	10/24/2012	SERIES 2012-2
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Repurchases

	Repurchase Date	Account Number	Purchase Price

Purchase Amount of Loans determined by Issuer to be ineligible in accordance with 7.2(b) of the Loan Purchase and Sale Agreement	10/31/2012	V8499322005	$546,266.00

	12/31/2013	V5924176003	$3,448,772.29

	08/31/2014	V5921921001	$137,623.10

	10/31/2014	V8493231020	$5,636.08

	10/31/2014	V8493231021	$5,636.09

	10/31/2014	V8723122001	$31,242.67

	10/31/2014	V8728773001	$71,655.67

	10/31/2014	V8728775001	$43,163.63

Cumulative Repurchase Amount			4,289,995.53

11

Aging Summary By Asset Type

GE Equipment Transportation, L.L.C., Series 2012-2

December 24, 2015

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	-	-	0.00%
1 to 30 Past Due	-	-	0.00%
31 to 60 Past Due	-	-	0.00%
61 to 90 Days Delinquent	-	-	0.00%
91 to 120 Days Delinquent	-	-	0.00%
121 to 150 Days Delinquent	-	-	0.00%
151 to 180 Days Delinquent	-	-	0.00%
181 Days Plus Delinquent	-	-	0.00%

Asset Aging Detail	Page 1 of 3	12/21/2015

Loss & Recovery Detail

GE Equipment Transportation, L.L.C., Series 2012-2

December 24, 2015

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	5,608,958.51	221
Net Charge Offs	4,866,481.85	221
Recoveries	160,425.09	26
Net Loss	4,706,056.76	221
Defaulted Receivable Balance	16,560,989.81	251
Current Period:
Gross Charge Offs	216,363.55	2
Net Charge Offs	216,363.55	2
Recoveries	1,562.05	3
Defaulted Receivable Balance	322,388.68	1

Average Aggregate Receivable Value:	374,621,113.46	7,123
Aggregate Net Loss Ratio:	1.26%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	22,893.71	34.70%
Average Net Charge Off	19,863.19	30.10%
Average Recovery	654.80	0.99%
Average Net Loss	19,208.39	29.11%

Average Receivable Value at the time of Loss or Default	65,980.04

Asset Loss and Recovery Detail	Page 2 of 3	12/21/2015

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff - Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	12/21/2015